Fair Value Measurements (Assets Measured At Fair Value On A Recurring And Nonrecurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	$ 69,185	$ 57,551
Cash flow hedge		(283)
Cash flow hedge - asset	192	0
Cash flow hedge - liability	(191)	(283)
Interest rate derivative - assets	135	124
Interest rate derivative - liabilities	(113)	(140)
Impaired loans	11,041	13,148
Other real estate owned	199	276
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	69,185	57,551
Cash flow hedge		(283)
Cash flow hedge - asset	192
Cash flow hedge - liability	(191)	(283)
Interest rate derivative - assets	135	124
Interest rate derivative - liabilities	(113)	(140)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	11,041	13,148
Other real estate owned	199	276
Mortgage-Backed Securities Fixed Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	45,337	44,240
Mortgage-Backed Securities Fixed Rate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	45,337	44,240
Mortgage-Backed Securities Variable Rate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	4,852	2,181
Mortgage-Backed Securities Variable Rate [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	4,852	2,181
Municipals [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value		1,000
Municipals [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value		1,000
Taxable Municipal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	8,970
Taxable Municipal [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	8,970
Tax Exempt Municipal [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	1,573
Tax Exempt Municipal [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	1,573
Collateralized Mortgage Obligations [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	8,453	10,130
Collateralized Mortgage Obligations [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Securities available for sale, at fair value	$ 8,453	$ 10,130